Shareholder Report, Line Graph (Details) - USD ($)	Aug. 24, 2018	Jul. 18, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
C000198447
Account Value [Line Items]
Line Graph and Table Measure Name	Impact Shares YWCA Women's Empowerment ETF
C000198448
Account Value [Line Items]
Line Graph and Table Measure Name		Impact Shares NAACP Minority Empowerment ETF
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 10,000		$ 20,529	$ 16,572	$ 13,884	$ 15,965	$ 11,159	$ 10,382
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Account Value		$ 10,000	20,997	16,950	14,200	16,329	11,413	10,618
Morningstar Women's Empowerment Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Women's Empowerment Index
Account Value	$ 10,000		19,460	16,282	13,789	15,550	11,201	10,303
Morningstar US Large-Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Index
Account Value	$ 10,000		20,119	16,200	13,620	15,765	11,133	10,356
Morningstar Minority Empowerment Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Minority Empowerment Index
Account Value		$ 10,000	20,678	16,462	13,834	15,750	11,309	10,743
Morningstar US Large-Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Large-Mid Cap Index
Account Value		$ 10,000	$ 20,562	$ 16,557	$ 13,920	$ 16,113	$ 11,378	$ 10,584